POST-EMPLOYMENT BENEFITS - Benefit Obligation and Plan Assets by Geographic Location (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Defined benefit pension plan
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	$ 356	$ 334
Defined benefit pension plan | United States
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	280	223
Defined benefit pension plan | Other
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	76	111
Defined benefit pension plan | Defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	1,639	2,221	$ 2,377
Defined benefit pension plan | Defined benefit obligation | United States
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	1,310	1,647
Defined benefit pension plan | Defined benefit obligation | Other
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	329	574
Defined benefit pension plan | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(1,283)	(1,887)	(1,755)
Defined benefit pension plan | Fair value of plan assets | United States
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(1,030)	(1,424)
Defined benefit pension plan | Fair value of plan assets | Other
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(253)	(463)
Post-employment plan
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	29	37
Post-employment plan | United States
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	24	32
Post-employment plan | Other
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	5	5
Post-employment plan | Defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	29	37	52
Post-employment plan | Defined benefit obligation | United States
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	24	32
Post-employment plan | Defined benefit obligation | Other
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	5	5
Post-employment plan | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	0	0	$ 0
Post-employment plan | Fair value of plan assets | United States
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	0	0
Post-employment plan | Fair value of plan assets | Other
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	$ 0	$ 0